REPORTABLE BUSINESS SEGMENTS - (Details) - CAD ($) $ in Thousands	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Operating segments:
Sales	$ 2,740,037	$ 3,153,652	$ 3,441,393		$ 2,740,037	$ 3,153,652
Cost of goods sold					4,512,166	2,517,299
Gross margin					(1,772,129)	636,353	$ 678,571
Depreciation and amortization					23,929	41,648	27,195
Administrative expenses					142,391	167,936	165,328
Selling and marketing expenses					179,521	220,820	211,738
Other operating expenses					40,752	92,300	129,204
Segment profit (loss)					(2,158,722)	113,649	130,262
Finance costs					(86,620)	(106,945)	(87,779)
Restructuring costs					(7,118)		(14,844)
Gain on Recapitalization transaction, net				$ 51,400	51,360
Unrealized gain (loss) on derivative instruments and other					91,736	(213,417)	(87,459)
Realized gain (loss) of derivative instruments					1,877,339	(24,386)	(83,776)
Impairment of goodwill, intangible assets and other					(114,990)	(92,401)
Other expenses (income), net					(1,951)	32,660	2,312
Reorganization costs					(41,623)
Provision for income taxes					(2,308)	(7,393)	(11,832)
LOSS FROM CONTINUING OPERATIONS					(392,897)	(298,233)	(138,272)
Profit from discontinued operations					468	(11,426)	(128,259)
LOSS FOR THE YEAR					(392,429)	(309,659)	(266,531)
Capital expenditures					11,555		43,542
Total goodwill	163,770	272,692	339,921		163,770	272,692	339,921
Mass Market
Operating segments:
Sales					1,530,617	1,757,245	2,010,054
Cost of goods sold					2,915,079	1,285,122	1,523,090
Gross margin					(1,384,462)	472,123	486,964
Depreciation and amortization					20,342	38,224	24,906
Administrative expenses					35,403	37,780	42,573
Selling and marketing expenses					107,932	141,548	142,560
Other operating expenses					29,898	84,271	123,798
Segment profit (loss)					(1,578,037)	170,300	150,386
Restructuring costs							(2,741)
Capital expenditures					10,382		39,474
Total goodwill	$ 163,770	172,429	181,358		163,770	172,429	181,358
Commercial
Operating segments:
Sales					1,209,420	1,396,407	1,431,338
Cost of goods sold					1,597,087	1,232,177	1,239,731
Gross margin					(387,667)	164,230	191,607
Depreciation and amortization					3,587	3,424	2,289
Administrative expenses					16,673	20,262	32,377
Selling and marketing expenses					71,589	79,272	69,178
Other operating expenses					10,854	8,029	5,406
Segment profit (loss)					(490,370)	53,243	79,068
Restructuring costs							(3,289)
Capital expenditures					1,173		4,068
Total goodwill		$ 100,263	$ 158,563			100,263	158,563
Corporate and shared services
Operating segments:
Administrative expenses					90,315	109,894	90,378
Segment profit (loss)					$ (90,315)	$ (109,894)	(99,192)
Restructuring costs							$ (8,814)